9. SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
SHARE CAPITAL

NOTE 9. SHARE CAPITAL

Pursuant to its articles of incorporation, the Company has an unlimited number of common stock shares available for issuance with no par value. As of December 31, 2018, the Company had 17,093,719 shares of common stock outstanding.

During the year ended December 31, 2016, the Company closed a series of private placements for a total of 623,167 units at $0.30 to $0.50 per unit for total offering proceeds of $138,000 and the payment of a subscription payable for cash received in 2015 of $21,514. Each unit consisted of one share of common stock for the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.20 to $0.50 for a period of five years from the date of placement. Warrants vest on the one-year anniversary date.

On October 17, 2016, the Company closed a private placement with the President of the Company, totaling 45,000 units for total proceeds of $9,000. Each unit consisted of one share of common stock for the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.30 for a period of five years from the date of placement. Warrants vest on the one-year anniversary date.

During the year ended December 31, 2016, the Company closed two private placements totaling 380,000 shares of common stock at $0.20 per common stock share for total proceeds of $76,000. A related party, a company with a common director, participated in the transactions.

For the year ended December 31, 2017, the Company received proceeds of $176,052 from private placements totaling 1,380,260 common shares issued to a related party by common director.

For the year ended December 31, 2017, the Company issued 258,208 common shares as stock in-lieu of cash to directors of the Company for services provided during the year ended December 31, 2016.

For the year ended December 31, 2018, the Company received proceeds of $100,000 from private placements totaling 1,000,000 common shares issued to a related party by common director.

On July 18, 2017, the Company affected a reverse stock split of the Company’s Common Stock at a reverse split ratio of 1-for-10, pursuant to a plan approved by the Company’s Board of Directors. The reverse stock split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on December 1, 2017. All shares throughout these financial statements have been retroactively adjusted to reflect the reverse stock split.

The following table summarizes warrant activity during the years ended December 31, 2018, 2017 and 2016.

	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2015	3,865,797	$2.00	3,509,697	$2.00
Issued	668,166	$0.40
Canceled / exercised
Expired
Outstanding December 31, 2016	4,533,963	$1.70	3,865,797	$2.00
Issued	–
Canceled / exercised	–
Expired	(166,666)	$0.68
Outstanding December 31, 2017	4,367,297	$1.75	4,367,297	$1.75
Issued	–
Canceled / exercised	–
Expired	(1,235,741)	$1.54
Outstanding December 31, 2018	3,131,556	$1.84	3,131,556	$1.84

The following tables summarizes outstanding warrants as of December 31, 2018:

	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.20 - $22.50	3,131,556	$1.84	.12 – 3.98

The Company classified proceeds on December 31, 2018, 2017, and 2016 of $0, $0 and $169,700, respectively, from the private placements of common stock plus warrants as a derivative liability.